Average Annual Total Returns - Pioneer Select Mid Cap Growth VCT Portfolio	May 01, 2021
RussellMidcapGrowthIndex [Member]
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%
Since Inception	10.93%
Inception Date	Jan. 07, 1993
Class I
Average Annual Return:
1 Year	39.17%
5 Years	18.50%
10 Years	14.50%
Since Inception	12.23%
Inception Date	Jan. 07, 1993